UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 1, 2006 to December 1, 2006

 Commission File Number of issuing entity: 333-129452-02

 HomeBanc Mortgage Trust 2006-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-129452

 HMB Acceptance Corp.
 (Exact name of depositor as specified in its charter)

 HomeBanc Corp
 (Exact name of sponsor as specified in its charter)

 Delaware
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Pending
 (I.R.S. Employer Identification No.)


 c/o Wilmington Trust Company
 Rodney Square North
 1000 North Market Street
 Wilmington, DE                                                   19890
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (302) 636-6000
 (Telephone number, including area code)


 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On December 26, 2006 a distribution was made to holders of HomeBanc Mortgage Trust 2006-2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

Item 3. Sales of Securities Use of Proceeds


On November 30, 2006, the Ownership Certificate was sold by the registrant to an affiliate of the registrant in a private placement in reliance on Section 4(2) of the Securities Act of 1933.

The net proceeds from the sale of the Ownership Certificate were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of HomeBanc Mortgage Trust 2006-2, relating to the December 26, 2006 distribution.


    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 HomeBanc Mortgage Trust 2006-2
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: January 10, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of HomeBanc Mortgage Trust 2006-2, relating to the December 26, 2006 distribution.



 EX-99.1


HomeBanc Mortgage Trust
Mortgage-Backed Notes



Distribution Date:       12/26/2006


HomeBanc Mortgage Trust
Mortgage-Backed Notes
Series 2006-2


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
         A-1                43739HAA8       12/22/2006              5.50000%      375,337,000.00            1,490,921.97
         A-2                43739HAB6       12/22/2006              5.54000%       45,634,000.00              182,586.70
         M-1                43739HAC4       12/22/2006              5.65000%       13,234,000.00               54,002.07
         M-2                43739HAD2       12/22/2006              5.79000%        8,670,000.00               36,255.05
         B-1                43739HAE0       12/22/2006              6.62000%        5,249,000.00               25,096.05
   Ownership Cert           HBM0602OC       11/30/2006              0.00000%        8,213,191.70              526,357.59

Totals                                                                            456,337,191.70            2,315,219.43


                                Certificateholder Distribution Summary (continued)

       Class                 Principal            Current             Ending             Total         Cumulative
                          Distribution           Realized        Certificate      Distribution           Realized
                                                     Loss            Balance                               Losses
        A-1               2,278,575.26               0.00     373,058,424.74      3,769,497.23               0.00
        A-2                 277,032.38               0.00      45,356,967.62        459,619.08               0.00
        M-1                       0.00               0.00      13,234,000.00         54,002.07               0.00
        M-2                       0.00               0.00       8,670,000.00         36,255.05               0.00
        B-1                       0.00               0.00       5,249,000.00         25,096.05               0.00
  Ownership Cert                  0.00               0.00       8,214,069.45        526,357.59               0.00

Totals                    2,555,607.64               0.00     453,782,461.81      4,870,827.07               0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
        A-1             375,337,000.00     375,337,000.00             0.00        2,278,575.26            0.00            0.00
        A-2              45,634,000.00      45,634,000.00             0.00          277,032.38            0.00            0.00
        M-1              13,234,000.00      13,234,000.00             0.00                0.00            0.00            0.00
        M-2               8,670,000.00       8,670,000.00             0.00                0.00            0.00            0.00
        B-1               5,249,000.00       5,249,000.00             0.00                0.00            0.00            0.00
   Ownership Cert         8,213,191.70       8,213,191.70             0.00                0.00            0.00            0.00

Totals                  456,337,191.70     456,337,191.70             0.00        2,555,607.64            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
         A-1                 2,278,575.26     373,058,424.74        0.99392925        2,278,575.26
         A-2                   277,032.38      45,356,967.62        0.99392925          277,032.38
         M-1                         0.00      13,234,000.00        1.00000000                0.00
         M-2                         0.00       8,670,000.00        1.00000000                0.00
         B-1                         0.00       5,249,000.00        1.00000000                0.00
    Ownership Cert                   0.00       8,214,069.45        1.00010687                0.00

Totals                       2,555,607.64     453,782,461.81        0.99440166        2,555,607.64



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
        A-1           375,337,000.00          1000.00000000            0.00000000            6.07074512          0.00000000
        A-2            45,634,000.00          1000.00000000            0.00000000            6.07074506          0.00000000
        M-1            13,234,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-2             8,670,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-1             5,249,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
   Ownership Cert       8,213,191.70          1000.00000000            0.00000000            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
        A-1               0.00000000             6.07074512          993.92925488             0.99392925          6.07074512
        A-2               0.00000000             6.07074506          993.92925494             0.99392925          6.07074506
        M-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
   Ownership Cert         0.00000000             0.00000000         1000.10687076             1.00010687          0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
         A-1         11/30/06 - 12/25/06     26           5.50000%     375,337,000.00        1,490,921.97                   0.00
         A-2         11/30/06 - 12/25/06     26           5.54000%      45,634,000.00          182,586.70                   0.00
         M-1         11/30/06 - 12/25/06     26           5.65000%      13,234,000.00           54,002.07                   0.00
         M-2         11/30/06 - 12/25/06     26           5.79000%       8,670,000.00           36,255.05                   0.00
         B-1         11/30/06 - 12/25/06     26           6.62000%       5,249,000.00           25,096.05                   0.00
   Ownership Cert                    N/A     N/A          0.00000%       8,213,191.70                0.00                   0.00
Totals                                                                                       1,788,861.84                   0.00




                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
         A-1                      0.00               0.00       1,490,921.97               0.00           373,058,424.74
         A-2                      0.00               0.00         182,586.70               0.00            45,356,967.62
         M-1                      0.00               0.00          54,002.07               0.00            13,234,000.00
         M-2                      0.00               0.00          36,255.05               0.00             8,670,000.00
         B-1                      0.00               0.00          25,096.05               0.00             5,249,000.00
   Ownership Cert                 0.00               0.00         526,357.59               0.00             8,214,069.45

Totals                            0.00               0.00       2,315,219.43               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
        A-1             375,337,000.00         5.50000%           1000.00000000             3.97222222           0.00000000
        A-2              45,634,000.00         5.54000%           1000.00000000             4.00111101           0.00000000
        M-1              13,234,000.00         5.65000%           1000.00000000             4.08055539           0.00000000
        M-2               8,670,000.00         5.79000%           1000.00000000             4.18166667           0.00000000
        B-1               5,249,000.00         6.62000%           1000.00000000             4.78111069           0.00000000
   Ownership Cert         8,213,191.70         0.00000%           1000.00000000             0.00000000           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
        A-1               0.00000000             0.00000000            3.97222222             0.00000000          993.92925488
        A-2               0.00000000             0.00000000            4.00111101             0.00000000          993.92925494
        M-1               0.00000000             0.00000000            4.08055539             0.00000000         1000.00000000
        M-2               0.00000000             0.00000000            4.18166667             0.00000000         1000.00000000
        B-1               0.00000000             0.00000000            4.78111069             0.00000000         1000.00000000
  Ownership Cert          0.00000000             0.00000000           64.08685067             0.00000000         1000.10687076

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                5,027,393.81
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                       925.50
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         5,028,319.31

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           157,492.24
     Payment of Interest and Principal                                                                 4,870,827.07
Total Withdrawals (Pool Distribution Amount)                                                           5,028,319.31

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    101,162.92
Lender Paid Primary Mortgage Insurance                                                   56,329.32
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               157,492.24

*Servicer Payees include: HOMEBANC MORTGAGE CORPORATION

NOTE: Lender Paid Primary Mortgage Insurance:  GE Capital MI and Mortgage Guaranty Insurance.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                                       Reserve Fund                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

                                Senior Cap Payment*                                    0.00              0.00               0.00
                             Class B-1 Cap Payment*                                    0.00              0.00               0.00
                             Class M-1 Cap Payment*                                    0.00              0.00               0.00
                             Class M-2 Cap Payment*                                    0.00              0.00               0.00

NOTE: *Counterparty - Bear Stearns Financial Products Inc.


                                                          Collateral Statement

                                                                            Total
 Collateral Description                                               Mixed Fixed
 Weighted Average Coupon Rate                                            6.473014
 Weighted Average Net Rate                                               6.206993
 Weighted Average Pass-Through Rate                                      6.058867
 Weighted Average Remaining Term                                              345
 Principal And Interest Constant                                     2,462,772.33
 Beginning Loan Count                                                       2,183
 Loans Paid in Full                                                            11
 Ending Loan Count                                                          2,172
 Beginning Scheduled Balance                                       456,337,191.70
 Ending Scheduled Balance                                          453,782,461.81
 Actual Ending Collateral Balance                                  453,783,109.89
 Scheduled Principal                                                     1,208.00
 Unscheduled Principal                                               2,553,521.89
 Scheduled Interest                                                  2,461,564.33
 Servicing Fees                                                        101,162.92
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                              56,329.32
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,304,072.09
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Informational Reporting
LIBOR                                                                           5.320000%


                                   Structural Reporting
Excess Spread                                                                  527,235.34
Extra Principal Payment Amount                                                     877.75
Overcollateralized Amount                                                    8,214,069.45
Overcollateralization Deficiency Amount                                            877.75
Overcollateralization Release Amount                                                 0.00
Overcollateralized Target Amount                                             8,214,069.45


                                 Trigger Event Reporting
Cumulative Loss Trigger Event
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.650000%
     Calculated Value                                                           0.000000%
Delinquency Event
     Trigger Result                                                                  Pass
     Threshold Value                                                            2.930410%
     Calculated Value                                                           0.000000%
Trigger Event
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      1                   0                    0                   0                    1
             180,000.00          0.00                 0.00                0.00                 180,000.00

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       1                   0                    0                   0                    1
             180,000.00          0.00                 0.00                0.00                 180,000.00

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.046041%           0.000000%            0.000000%           0.000000%            0.046041%
             0.039667%           0.000000%            0.000000%           0.000000%            0.039667%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.046041%           0.000000%            0.000000%           0.000000%            0.046041%
             0.039667%           0.000000%            0.000000%           0.000000%            0.039667%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                         925.50






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan           Scheduled             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan        Scheduled                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number          Scheduled           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  11       2,254,600.00       2,254,051.55          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       299,470.34


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0022478382            FL              47.15       01-May-2006        394,650.00        394,650.00
       Summary               0022624639            FL              75.02       01-Jan-2006        187,550.00        187,550.00
       Summary               0022775076            FL              79.36       01-Feb-2006        192,850.00        192,850.00
       Summary               0022887145            FL              94.99       01-Feb-2006        404,950.00        404,950.00
       Summary               0022887467            GA             100.00       01-Jan-2006        475,000.00        474,755.09
       Summary               0022895155            GA             100.00       01-Jan-2006        135,000.00        134,696.46
       Summary               0022915797            FL              89.98       01-Feb-2006        287,200.00        287,200.00
       Summary               0023077423            FL              90.00       01-Nov-2006         46,000.00         46,000.00
       Summary               0023087174            NC             100.00       01-Dec-2006         56,000.00         56,000.00
       Summary               0023094642            GA              89.99       01-Dec-2006         35,700.00         35,700.00
       Summary               0023098569            FL              89.99       01-Dec-2006         39,700.00         39,700.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0022478382       Loan Paid in Full           0              7.625%             300               7
       Summary              0022624639       Loan Paid in Full           0              5.625%             360              11
       Summary              0022775076       Loan Paid in Full           0              6.250%             360              10
       Summary              0022887145       Loan Paid in Full           0              6.625%             360              10
       Summary              0022887467       Loan Paid in Full           0              6.125%             360              11
       Summary              0022895155       Loan Paid in Full           0              6.875%             360              11
       Summary              0022915797       Loan Paid in Full           0              7.375%             360              10
       Summary              0023077423       Loan Paid in Full           0              8.625%             240               1
       Summary              0023087174       Loan Paid in Full           0              9.750%             240               0
       Summary              0023094642       Loan Paid in Full           0              8.125%             240               0
       Summary              0023098569       Loan Paid in Full           0              8.375%             240               0


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       0                  0.00                   0.00                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived


                                     No Prepayment Penalties this Period

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.560%       Current Month              6.512%        Current Month                 516.738%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006       6.512%           N/A                          Dec-2006     516.738%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 4.500             0                0.00            0.000
     4.500    4.749             0                0.00            0.000
     4.750    4.999             1          382,000.00            0.084
     5.000    5.249             8        2,219,496.83            0.489
     5.250    5.499            49       17,956,116.24            3.957
     5.500    5.749           159       51,313,924.00           11.308
     5.750    5.999           216       70,685,243.67           15.577
     6.000    6.249           261       74,114,070.37           16.333
     6.250    6.499           135       38,637,424.61            8.515
     6.500    6.749           131       35,961,815.33            7.925
     6.750    6.999           183       44,451,105.23            9.796
     7.000    7.249           145       37,783,658.19            8.326
     7.250    7.499            85       21,060,164.60            4.641
     7.500    7.749            34       12,268,855.41            2.704
     7.750    7.999            43       10,605,788.09            2.337
     8.000    8.249            71        3,669,301.44            0.809
     8.250    8.499            92        6,625,803.19            1.460
     8.500    8.749           203       11,020,939.81            2.429
     8.750    8.999           104        5,043,291.28            1.111
     9.000    9.249            99        4,064,383.45            0.896
     9.250    9.499            42        1,405,310.11            0.310
     9.500    9.749            61        2,588,770.35            0.570
     9.750    9.999            44        1,658,299.61            0.365
    10.000   10.249             4          196,100.00            0.043
    10.250   10.499             2           70,600.00            0.016
 >= 10.500                      0                0.00            0.000
              Total         2,172      453,782,461.81          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
November 30, 2006.

Determination Date
With respect to any Payment Date, the 15th day of the related calendar month or, if such day is not a Business
Day, the immediately preceding Business Day.

LIBOR Business Day
Any day on which banks in London and New York are open for conducting transactions in foreign currency and exchange.

LIBOR Determination Date
The second LIBOR Business Day preceding the commencement of each Accrual Period.

Overcollateralization Target Amount
With respect to any Payment Date (a) prior to the Stepdown Date, approximately 1.80% of the aggregate Scheduled
Principal Balance of the Mortgage Loans as of the Cut-off Date, (b) on or after the Stepdown Date and if a Trigger
Event is not in effect, the greater of (i) the lesser of (1) approximately 1.80% of the aggregate Scheduled Principal
Balance of the Mortgage Loans as of the Cut-off Date and (2) approximately 3.60% of the then current aggregate
Scheduled Principal Balance of the Mortgage Loans as of the last day of the related Collection Period and (ii)
the Overcollateralization Floor and (c) on or after the Stepdown Date and if a Trigger Event is in effect, the
Overcollateralization Target Amount for the immediately preceding Payment Date.

Accrual Period
With respect to any Payment Date and each class of Notes, the period beginning on the immediately preceding Payment
Date (or on the Closing Date, in the case of the first Accrual Period) and ending on the day immediately preceding the related Payment Date.

One-Month LIBOR or One-Month LIBOR Index
The Interest Settlement Rate for U.S. dollar deposits of one-month maturity set by the BBA as of 11:00 a.m. (London time) on the LIBOR Determination Date.

Payment Date
The 25th day of each month or, if the 25th day is not a Business Day, on the next succeeding Business Day, beginning in December 2006.

Servicer Remittance Date
The 18th day of any month, or if such 18th day is not a Business Day, the first Business Day immediately preceding such 18th day.

Record Date
For each class of Notes and each Payment Date, will be the close of business on the Business Day immediately preceding such Payment Date; provided, however, that if any such Note is no longer a Book-Entry Note, the "Record Date"
for such class of Notes shall be the close of business on the last Business Day of the calendar month preceding such Payment Date.

